Financial Assets and Liabilities - Additional information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jun. 27, 2014
Disclosure of Financial Resources [line items]
Non-voting preferred shares paid in amount			R$ 2,000,000
Inter Bank Deposit Certificate [member]
Disclosure of Financial Resources [line items]
Onshore financial investments remunerated rate	97.00%	100.00%
Fed Funds [member]
Disclosure of Financial Resources [line items]
Offshore financial investments remunerated rate	100.00%
Bottom of range [member]
Disclosure of Financial Resources [line items]
Hedged risk position percentage	60.00%
Lessee’s incremental borrowing rate applied to the lease liabilities	10.90%
Top of range [member]
Disclosure of Financial Resources [line items]
Hedged risk position percentage	140.00%
Lessee’s incremental borrowing rate applied to the lease liabilities	14.20%
Rumo S.A. [member] | BNDES [member]
Disclosure of Financial Resources [line items]
Unused line of credit	R$ 487,378	R$ 1,946,195
Cosan Logistica S.A. [member] | Three Brazilian financial institutions [member]
Disclosure of Financial Resources [line items]
Unused line of credit	R$ 250,000	R$ 501,000